Related Party Transactions - Schedule of Loans Due from Fuson Group are Carried at the Original Loan Principal Balances Less Allowance for Credit Loss (Details) - Fuson Group [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loans Due from Fuson Group are Carried at the Original Loan Principal Balances Less Allowance for Credit Loss [Line Items]
Balance at beginning of the year	$ 225,788
Provision for credit losses	237,747	225,788
Recovery of due from related parties	(86,235)
Foreign currency translation adjustments	170
Balance at end of the year	$ 377,470	$ 225,788